9. Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Tables Abstract
Income tax expense
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Current income tax
Income tax charge for the year	(5,516,802)	(1,892,778)	(987,857)
Adjustment related to current income tax for the prior year	(5,285)	48,767	1,729

Deferred income tax
Related to the net variation in temporary differences	(1,082,264)	762,834	(20,289)
Income tax	(6,604,351)	(1,081,177)	(1,006,417)

Income tax charged to other comprehensive income
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity
Deferred income tax income (expense)	132,464	273,171	(192,722)
Income tax credited charged to other comprehensive income	132,464	273,171	(192,722)

Income tax reported in the consolidated statement of income
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income before income tax from continuing operations	23,513,612	5,552,348	1,577,970
Income before income tax from discontinued operations	328,814	1,181,290	1,270,612
Income before income tax	23,842,426	6,733,638	2,848,582

At statutory income tax rate of 30%	(7,152,727)	-	-
At statutory income tax rate of 35%	-	(2,356,773)	(997,004)
Share of the profit of associates	(15,155)	156,099	24,604
Adjustment related to current income tax for the prior year	(5,285)	48,067	1,729
Effect related to statutory income tax rate change (1)	183,572	1,367,572	-
Effect related to the discount of income tax payable	729,679	84,553	-
Income (loss) on net monetary position	(393,693)	(804,111)	(483,978)
Others	(3,379)	33,400	(15,391)
	(6,656,988)	(1,471,193)	(1,470,040)
Income tax attributable to continuing operations	(6,604,351)	(1,081,177)	(1,006,417)
Income tax attributable to discontinued operations	(52,637)	(390,016)	(463,623)
	(6,656,988)	(1,471,193)	(1,470,040)

Deferred income tax assets and liabilities
	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2018	12-31-2017	2018	2017	2016
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Provisions and others	68,468	66,184	2,284	9,194	38,847
Provision for plant dismantling	-	58,039	(58,039)	(22,702)	(34,944)
Trade receivables	647	(9,164)	9,812	(438)	(1,758)
Other financial assets	(146,022)	(54,963)	(91,059)	295,296	300,732
Employee benefit liability	43,461	47,579	(4,118)	(10,270)	7,858
Receivables and other non-financial liabilities	-	9,164	-	1,509	(644,397)
Investments in associates	(417,578)	(294,665)	(122,913)	(207,993)	(86,672)
Property, plant and equipment - Material & spare parts	(3,053,013)	(2,615,851)	(449,722)	(65,528)	200,600
Intangible assets	(401,970)	(472,714)	70,744	445,342	(102,531)
Deferred income	(1,821,242)	(628,207)	(1,193,035)	591,595	78,483
Tax loss carry-forward	933,865	47,565	886,246	-	30,771
Deferred income tax (expense) income			(949,800)	1,036,005	(213,011)
Deferred income tax liabilities, net	(4,793,384)	(3,847,033)

Deferred income tax assets and liabilities in the statements of financial position
	Expiration year
	2022	2023	Total
	ARS 000	ARS 000	ARS 000
CP Achiras	39,092	1,092,909	1,132,001
CP La Castellana	89,727	2,389,449	2,479,176
Vientos La Genoveva II S.A.U.	-	199,553	199,553
Vientos La Genoveva I S.A.U.	-	6,935	6,935
CPR Energy Solutions S.A.U.	-	5,258	5,258
	128,819	3,694,104	3,822,923

Reconciliation of deferred income tax assets and liabilities
	Consolidated statement of financial position
	2018	2017
	ARS 000	ARS 000
Deferred income tax assets

Continuing operations	1,046,387	228,531
Discontinued operations	-	60,568

Deferred income tax liabilities

Continuing operations	(5,839,771)	(4,075,564)
Discontinued operations	-	(212,607)
	(4,793,384)	(3,999,072)

	Consolidated statement of financial position
	2018	2017
	ARS 000	ARS 000

Amount at beginning of year	(3,847,033)	(4,869,114)
Deferred income tax recognized in profit or loss and in other comprehensive income during the year - continuing operations	(949,800)	1,036,005
Discontinued operations	-	(13,924)
Reclassification related to current income tax for the prior year	3,449	-
Amount at end of year	(4,793,384)	(3,847,033)